ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Accounts receivable – third parties	7,565	5,578
Accounts receivable – related parties	471	166
Less: allowance for doubtful accounts	(398)	(403)

Accounts receivable, net	7,638	5,341

The following table presents the activities in the allowance for doubtful accounts for the six months ended June 30, 2024 and the financial year ended December 31, 2023.

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Balance at January 1,	403	284
Provision for impairment of receivables	-	110
Foreign exchange adjustment	(5)	9

Balance at June 30 / December 31	398	403

For the six months ended June 30, 2024 and 2023, the Company made no allowance for doubtful accounts. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivables are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, accounts receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Accounts receivable – third parties	5,578	8,293
Accounts receivable – related parties	166	12
Less: allowance for expected credit loss	(403)	(284)

Accounts receivable, net	5,341	8,021

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.